Offerings	Aug. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable pursuant to the exercise of warrants by employees, directors, and consultants
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	0.3475
Maximum Aggregate Offering Price	$ 625,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 95.76
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock (as defined below) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Based on the average of the high and low reported trading prices of Common Stock as reported on the OTCPink Marketplace operated by OTC Markets Group Inc. on November 16, 2023.

The fee is calculated by multiplying the aggregate offering amount by $0.00014760, pursuant to Section 6(b) of the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable pursuant to the conversion of promissory notes
Amount Registered | shares	176,200
Proposed Maximum Offering Price per Unit	0.3475
Maximum Aggregate Offering Price	$ 61,230.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9.37
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock (as defined below) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Based on the average of the high and low reported trading prices of Common Stock as reported on the OTCPink Marketplace operated by OTC Markets Group Inc. on November 16, 2023.

The fee is calculated by multiplying the aggregate offering amount by $0.00014760, pursuant to Section 6(b) of the Securities Act of 1933.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable pursuant to certain securities purchase agreements, exercisable at a price of $1.00 per share, subject to customary adjustment provisions
Amount Registered | shares	31,800
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 31,800.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4.87
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock (as defined below) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Based on the average of the high and low reported trading prices of Common Stock as reported on the OTCPink Marketplace operated by OTC Markets Group Inc. on November 16, 2023.

The fee is calculated by multiplying the aggregate offering amount by $0.00014760, pursuant to Section 6(b) of the Securities Act of 1933.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable pursuant to those certain promissory notes dated between April 2 and 22, 2024, exercisable at a price of $0.26 per share, subject to customary adjustment provisions
Amount Registered | shares	516,187
Proposed Maximum Offering Price per Unit	0.26
Maximum Aggregate Offering Price	$ 134,209.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 20.55
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock (as defined below) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Based on the average of the high and low reported trading prices of Common Stock as reported on the OTCPink Marketplace operated by OTC Markets Group Inc. on November 16, 2023.

The fee is calculated by multiplying the aggregate offering amount by $0.00014760, pursuant to Section 6(b) of the Securities Act of 1933.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable pursuant to the conversion of the December 2022 Convertible Loan Agreement as defined in the Company's financial statements
Amount Registered | shares	5,125
Proposed Maximum Offering Price per Unit	0.3475
Maximum Aggregate Offering Price	$ 1,781.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.27
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock (as defined below) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Based on the average of the high and low reported trading prices of Common Stock as reported on the OTCPink Marketplace operated by OTC Markets Group Inc. on November 16, 2023.

The fee is calculated by multiplying the aggregate offering amount by $0.00014760, pursuant to Section 6(b) of the Securities Act of 1933.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable pursuant the conversion of notes payable, convertible at a price of $1.00 per share, subject to customary adjustment provisions, the effect of which has reduced the conversion price to $0.26
Amount Registered | shares	336,875
Proposed Maximum Offering Price per Unit	0.3475
Maximum Aggregate Offering Price	$ 117,064.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 17.92
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock (as defined below) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Based on the average of the high and low reported trading prices of Common Stock as reported on the OTCPink Marketplace operated by OTC Markets Group Inc. on November 16, 2023.

The fee is calculated by multiplying the aggregate offering amount by $0.00014760, pursuant to Section 6(b) of the Securities Act of 1933.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share issuable pursuant to that certain securities purchase agreement dated January 22, 2025, convertible immediately, at a price of $1.00 per share, subject to customary adjustment provisions
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	0.3475
Maximum Aggregate Offering Price	$ 52,125.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7.98
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock (as defined below) being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. Based on the average of the high and low reported trading prices of Common Stock as reported on the OTCPink Marketplace operated by OTC Markets Group Inc. on November 16, 2023.

The fee is calculated by multiplying the aggregate offering amount by $0.00014760, pursuant to Section 6(b) of the Securities Act of 1933.